Cover	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2025
Registrant Name	Alliance Laundry Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42897
Entity Tax Identification Number	99-0444708
Entity Address, Address Line One	221 Shepard Street
Entity Address, City or Town	Ripon
Entity Address, State or Province	WI
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	54971
City Area Code	(920)
Local Phone Number	748-3121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ALH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001317685
Amendment Flag	false